Short-Term Debt - Schedule of Availability Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Cash and cash equivalents	$ 98	$ 96
Remaining availability	1,076	1,788
Total Available Liquidity	1,174	1,884
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	$ 1,076	$ 1,788